Derivative Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Values of Derivative Instruments
Asset Derivatives	$ 24,588,435	$ 53,691,697
Liability Derivatives	(20,907,216)	(45,666,574)
Fair Value	3,681,219	8,025,123
Agricultural contracts
Fair Values of Derivative Instruments
Asset Derivatives	1,010,073	745,901
Liability Derivatives	(846,892)	(2,009,329)
Fair Value	163,181	(1,263,428)
Currencies contracts
Fair Values of Derivative Instruments
Asset Derivatives	12,045,469	7,718,062
Liability Derivatives	(7,703,776)	(2,267,778)
Fair Value	4,341,693	5,450,284
Energy contracts
Fair Values of Derivative Instruments
Asset Derivatives	1,028,505	3,542,499
Liability Derivatives	(400,364)	(978,732)
Fair Value	628,141	2,563,767
Interest rates contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,816,093	5,746,860
Liability Derivatives	(2,237,432)	(1,390,261)
Fair Value	578,661	4,356,599
Meats contracts
Fair Values of Derivative Instruments
Asset Derivatives	11,264	109,127
Liability Derivatives	(73,450)	(206,166)
Fair Value	(62,186)	(97,039)
Metals contracts
Fair Values of Derivative Instruments
Asset Derivatives	4,252,379	33,643,473
Liability Derivatives	(6,777,973)	(37,940,473)
Fair Value	(2,525,594)	(4,297,000)
Soft commodities contracts
Fair Values of Derivative Instruments
Asset Derivatives	745,230	1,114,674
Liability Derivatives	(333,162)	(442,639)
Fair Value	412,068	672,035
Stock indices contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,679,422	1,071,101
Liability Derivatives	(2,534,167)	(431,196)
Fair Value	$ 145,255	$ 639,905